Income and expenses - Income taxes - Current income taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	€ (1,252)	€ 4		€ (2,926)
Deferred income taxes	661	1,024		331
Total income taxes for the period	€ (591)	€ 1,028	[1]	€ (2,595)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.